SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.8%

Communication Services – 4.0%
Entertainment - 1.8%
Chicken Soup for the Soul Entertainment Cl. A [1]	92,516	$636,510
Gaia Cl. A [1]	131,290	319,035
IMAX Corporation [1]	72,000	1,016,640
		1,972,185
Interactive Media & Services - 1.0%
Enthusiast Gaming Holdings [1]	100,400	85,765
QuinStreet [1]	97,600	1,024,800
		1,110,565
Media - 1.2%
Magnite [1]	70,700	464,499
Thryv Holdings [1]	41,000	936,030
		1,400,529
Total		4,483,279

Consumer Discretionary – 10.3%
Auto Components - 2.4%
Modine Manufacturing [1]	116,800	1,511,392
Stoneridge [1]	62,800	1,064,460
Unique Fabricating [1]	117,153	61,365
		2,637,217
Hotels, Restaurants & Leisure - 1.4%
Century Casinos [1]	141,300	926,928
Lindblad Expeditions Holdings [1]	94,400	638,144
		1,565,072
Household Durables - 0.8%
Legacy Housing [1]	49,796	854,001
Leisure Products - 0.8%
American Outdoor Brands [1]	8,300	72,791
MasterCraft Boat Holdings [1]	45,317	854,226
		927,017
Specialty Retail - 4.2%
Barnes & Noble Education [1]	136,400	327,360
Chico’s FAS [1]	196,400	950,576
Citi Trends [1]	43,186	669,815
JOANN	67,700	448,174
OneWater Marine Cl. A [1]	23,900	719,629
Shoe Carnival	45,800	981,952
Zumiez [1]	28,300	609,299
		4,706,805
Textiles, Apparel & Luxury Goods - 0.7%
Fossil Group [1]	102,700	351,234
Vera Bradley [1]	155,400	467,754
		818,988
Total		11,509,100

Energy – 2.3%
Energy Equipment & Services - 2.3%
Natural Gas Services Group [1]	119,366	1,198,435
Newpark Resources [1]	356,800	899,136
Profire Energy [1]	612,129	520,432
Total		2,618,003

Financials – 13.9%
Banks - 7.1%
Allegiance Bancshares	30,207	1,257,517
BayCom Corporation	68,582	1,205,672
HarborOne Bancorp	104,791	1,406,295
HBT Financial	80,394	1,459,151
HomeTrust Bancshares	51,400	1,135,940
Investar Holding Corporation	73,510	1,462,849
Midway Investments [1,2]	1,751,577	0
		7,927,424
Capital Markets - 4.7%
B. Riley Financial	22,300	992,796
Canaccord Genuity Group	149,782	734,082
Silvercrest Asset Management Group Cl. A	72,484	1,185,113
Sprott	30,380	1,019,375
StoneX Group [1]	16,200	1,343,628
		5,274,994
Thrifts & Mortgage Finance - 2.1%
Territorial Bancorp	50,308	932,711
Western New England Bancorp	175,148	1,423,953
		2,356,664
Total		15,559,082

Health Care – 9.0%
Biotechnology - 1.6%
CareDx [1]	15,200	258,704
Dynavax Technologies [1]	82,600	862,344
MeiraGTx Holdings [1]	81,400	684,574
		1,805,622
Health Care Equipment & Supplies - 5.8%
Apyx Medical [1]	132,700	595,823
Artivion [1]	75,489	1,044,768
AtriCure [1]	17,500	684,250
Bioventus Cl. A [1]	139,247	974,729
Cutera [1,3]	22,800	1,039,680
OrthoPediatrics Corp. [1]	22,100	1,019,694
Profound Medical [1]	88,000	356,115
Surmodics [1]	25,878	786,691
		6,501,750
Life Sciences Tools & Services - 1.6%
Harvard Bioscience [1]	271,568	695,214
Inotiv [1,3]	20,069	338,163
NeoGenomics [1]	31,400	270,354
Quanterix Corporation [1]	48,200	531,164
		1,834,895
Total		10,142,267

Industrials – 23.8%
Aerospace & Defense - 1.8%
Astronics Corporation [1]	96,355	757,350
Cadre Holdings	45,605	1,097,256
CPI Aerostructures [1,4]	149,679	181,112
		2,035,718
Building Products - 0.9%
Quanex Building Products	56,400	1,024,224
Commercial Services & Supplies - 2.8%
Acme United	29,379	676,305
Heritage-Crystal Clean [1]	50,334	1,488,376
VSE Corporation	29,000	1,026,600
		3,191,281
Construction & Engineering - 5.2%
Concrete Pumping Holdings [1]	115,400	744,330
Construction Partners Cl. A [1]	60,100	1,576,423
IES Holdings [1]	24,400	673,928
Northwest Pipe [1]	55,300	1,553,930
NV5 Global [1]	10,700	1,324,874
		5,873,485
Electrical Equipment - 0.5%
American Superconductor [1]	132,800	581,664
Machinery - 5.5%
Alimak Group [4]	80,500	428,839
CIRCOR International [1]	42,900	707,421
Commercial Vehicle Group [1]	92,145	414,653
Graham Corporation [1]	91,796	806,887
Luxfer Holdings	66,100	958,450
Porvair [4]	130,700	724,265
Shyft Group (The)	38,300	782,469
Wabash National	85,500	1,330,380
		6,153,364
Marine - 0.8%
Clarkson [4]	32,000	933,816
Professional Services - 4.2%
CRA International	13,796	1,224,257
Forrester Research [1]	27,200	979,472
Kforce	17,400	1,020,510
Resources Connection	80,054	1,446,576
		4,670,815
Trading Companies & Distributors - 2.1%
Distribution Solutions Group [1]	29,187	822,198
Transcat [1]	19,845	1,502,068
		2,324,266
Total		26,788,633

Information Technology – 26.5%
Communications Equipment - 6.2%
Applied Optoelectronics [1]	20,600	56,032
Clearfield [1]	15,500	1,621,920
Comtech Telecommunications	53,663	537,166
Digi International [1]	55,959	1,934,503
DZS [1]	38,800	438,440
EMCORE Corporation [1]	189,600	316,632
Genasys [1]	223,300	618,541
Harmonic [1]	109,400	1,429,858
		6,953,092
Electronic Equipment, Instruments & Components - 5.3%
Arlo Technologies [1]	95,700	444,048
FARO Technologies [1]	31,200	856,128
LightPath Technologies Cl. A [1]	368,300	394,081
Luna Innovations [1]	192,600	855,144
nLIGHT [1]	74,100	700,245
PAR Technology [1]	24,100	711,673
PowerFleet [1]	229,500	706,860
VIA optronics ADR [1]	71,174	113,879
Vishay Precision Group [1]	40,200	1,189,518
		5,971,576
IT Services - 1.6%
Cass Information Systems	26,048	903,605
Computer Task Group [1]	134,920	903,964
		1,807,569
Semiconductors & Semiconductor Equipment - 10.5%
Aehr Test Systems [1,3]	65,800	927,780
Amtech Systems [1]	71,187	605,089
Axcelis Technologies [1]	20,000	1,211,200
AXT [1]	189,100	1,266,970
Camtek [1]	39,752	921,054
Cohu [1]	39,400	1,015,732
Ichor Holdings [1]	35,000	847,350
Nova [1,3]	11,300	963,890
NVE Corporation	18,100	844,365
PDF Solutions [1]	45,200	1,108,756
Photronics [1]	86,200	1,260,244
Ultra Clean Holdings [1]	33,600	865,200
		11,837,630
Software - 1.4%
Agilysys [1]	28,900	1,599,615
Technology Hardware, Storage & Peripherals - 1.5%
AstroNova [1]	90,862	1,063,085
Intevac [1]	126,881	589,997
		1,653,082
Total		29,822,564

Materials – 4.4%
Chemicals - 0.4%
Aspen Aerogels [1]	44,917	414,135
Metals & Mining - 4.0%
Altius Minerals	52,600	737,203
Ferroglobe [1]	84,300	445,104
Haynes International	35,770	1,256,242
Major Drilling Group International [1]	187,900	1,130,379
Universal Stainless & Alloy Products [1]	140,247	998,559
		4,567,487
Total		4,981,622

Real Estate – 0.6%
Real Estate Management & Development - 0.6%
FRP Holdings [1]	12,240	665,366
Total		665,366

TOTAL COMMON STOCKS
(Cost $99,169,331)		106,569,916

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation,
0.83% dated 9/30/22, due 10/3/22,
maturity value $6,399,205 (collateralized
by obligations of various U.S. Government
Agencies, 2.875% due 6/15/25, valued at $6,526,745)
(Cost $6,398,762)		6,398,762

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-2.81%) (Cost $732,076)	732,076	732,076

TOTAL INVESTMENTS – 101.1%
(Cost $106,300,169)		113,700,754

LIABILITIES LESS CASH AND OTHER ASSETS – (1.1)%		(1,243,333)

NET ASSETS – 100.0%		$112,457,421

SCHEDULES OF INVESTMENTS

ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO

SEPTEMBER 30, 2022 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.7%

Communication Services – 3.2%
Entertainment - 1.3%
SciPlay Corporation Cl. A [1]	230,400	$2,709,504
Media - 1.9%
Entravision Communications Cl. A	520,342	2,065,758
Saga Communications Cl. A	75,360	1,970,664
		4,036,422
Total		6,745,926

Consumer Discretionary – 15.3%
Diversified Consumer Services - 1.4%
Lincoln Educational Services [1]	533,785	2,903,790
Hotels, Restaurants & Leisure - 1.2%
Bloomin’ Brands	141,600	2,595,528
Household Durables - 2.9%
La-Z-Boy	58,050	1,310,188
M/I Homes [1]	36,724	1,330,511
Meritage Homes [1]	12,807	899,948
PulteGroup	69,250	2,596,875
		6,137,522
Leisure Products - 1.2%
Malibu Boats Cl. A [1]	24,718	1,186,217
MasterCraft Boat Holdings [1]	70,034	1,320,141
		2,506,358
Specialty Retail - 4.4%
Container Store Group (The) [1]	302,758	1,483,514
Haverty Furniture	58,500	1,456,650
Lazydays Holdings [1,3]	185,857	2,509,069
OneWater Marine Cl. A [1]	39,533	1,190,339
Shoe Carnival	123,625	2,650,520
		9,290,092
Textiles, Apparel & Luxury Goods - 4.2%
Carter’s	37,966	2,487,912
Kontoor Brands	73,800	2,480,418
Movado Group	64,627	1,821,189
Skechers U.S.A. Cl. A [1]	72,000	2,283,840
		9,073,359
Total		32,506,649

Consumer Staples – 2.2%
Food & Staples Retailing - 2.2%
Ingles Markets Cl. A	30,311	2,400,934
Village Super Market Cl. A	125,024	2,416,714
Total		4,817,648

Energy – 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Chord Energy	25,373	3,470,265
Civitas Resources	46,000	2,639,940
Dorchester Minerals L.P.	111,605	2,787,893
Matador Resources	49,900	2,441,108
Riley Exploration Permian	17,500	332,150
SilverBow Resources [1,3]	91,396	2,456,725
Total		14,128,081

Financials – 18.3%
Banks - 8.1%
Ames National	11,615	257,621
Bank of Princeton	62,844	1,781,627
Chemung Financial	21,216	888,314
Citizens Community Bancorp	129,982	1,581,881
CNB Financial	90,852	2,141,382
Financial Institutions	69,363	1,669,567
First United	5,962	98,671
Landmark Bancorp	40,588	1,037,835
Mid Penn Bancorp	65,060	1,869,174
MidWestOne Financial Group	21,353	582,723
National Bankshares	63,437	2,141,633
Riverview Bancorp	141,399	897,884
Unity Bancorp	91,408	2,295,255
		17,243,567
Capital Markets - 3.4%
Evercore Cl. A	34,000	2,796,500
Houlihan Lokey Cl. A	29,242	2,204,262
Moelis & Company Cl. A	63,601	2,150,350
		7,151,112
Insurance - 3.6%
CNO Financial Group	81,130	1,457,906
Employers Holdings	75,834	2,615,515
James River Group Holdings	32,298	736,717
Tiptree	273,244	2,940,105
		7,750,243
Thrifts & Mortgage Finance - 3.2%
Timberland Bancorp	108,970	3,013,021
TrustCo Bank Corp NY	65,877	2,069,855
Western New England Bancorp	211,407	1,718,739
		6,801,615
Total		38,946,537

Health Care – 7.2%
Biotechnology - 2.5%
Catalyst Pharmaceuticals [1]	169,483	2,174,467
Ironwood Pharmaceuticals Cl. A [1]	304,011	3,149,554
		5,324,021
Health Care Providers & Services - 3.7%
Cross Country Healthcare [1]	122,075	3,463,268
Ensign Group (The)	11,864	943,188
Molina Healthcare [1]	10,400	3,430,336
		7,836,792
Pharmaceuticals - 1.0%
SIGA Technologies	217,699	2,242,299
Total		15,403,112

Industrials – 17.3%
Building Products - 2.9%
Builders FirstSource [1]	27,730	1,633,851
Quanex Building Products	126,823	2,303,106
UFP Industries	30,300	2,186,448
		6,123,405
Construction & Engineering - 2.3%
Northwest Pipe [1]	63,507	1,784,547
Sterling Infrastructure [1]	145,449	3,122,790
		4,907,337
Electrical Equipment - 1.0%
Preformed Line Products	28,625	2,036,669
Professional Services - 6.1%
Barrett Business Services	32,848	2,562,144
Heidrick & Struggles International	88,089	2,289,433
Kforce	37,414	2,194,331
Korn Ferry	41,235	1,935,983
Mastech Digital [1]	79,652	1,176,460
Resources Connection	160,167	2,894,218
		13,052,569
Road & Rail - 5.0%
ArcBest Corporation	42,149	3,065,496
Heartland Express	146,567	2,097,374
Schneider National Cl. B	143,700	2,917,110
Werner Enterprises	68,350	2,569,960
		10,649,940
Total		36,769,920

Information Technology – 23.7%
Communications Equipment - 1.2%
Aviat Networks [1]	90,014	2,464,583
Electronic Equipment, Instruments & Components - 12.5%
ePlus [1]	61,788	2,566,674
Flex [1]	199,900	3,330,334
Insight Enterprises [1]	30,865	2,543,585
Jabil	59,400	3,427,974
Kimball Electronics [1]	164,216	2,816,304
PC Connection	55,726	2,512,685
Sanmina Corporation [1]	76,443	3,522,493
TD SYNNEX	34,442	2,796,346
Vishay Intertechnology	175,061	3,114,335
		26,630,730
IT Services - 2.1%
Computer Task Group [1]	264,552	1,772,499
IBEX [1]	141,260	2,623,198
		4,395,697
Semiconductors & Semiconductor Equipment - 6.8%
Alpha & Omega Semiconductor [1]	81,000	2,491,560
Amkor Technology	173,684	2,961,312
Cohu [1]	108,360	2,793,521
Kulicke & Soffa Industries	69,813	2,689,895
MKS Instruments	14,591	1,205,800
Ultra Clean Holdings [1]	94,138	2,424,054
		14,566,142

Software - 1.1%
Xperi Holding Corporation	170,100	2,405,214
Total		50,462,366

Real Estate – 1.9%
Real Estate Management & Development - 1.9%
Marcus & Millichap	74,125	2,429,818
RMR Group (The) Cl. A	65,122	1,542,740
Total		3,972,558

TOTAL COMMON STOCKS
(Cost $200,924,168)		203,752,797

REPURCHASE AGREEMENT – 5.7%
Fixed Income Clearing Corporation, 0.83% dated 9/30/22, due 10/3/22, maturity value $12,101,026 (collateralized by obligations of various U.S. Government Agencies, 2.875% due 6/15/25, valued at $12,342,218) (Cost $12,100,189)		12,100,189

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.8%
Money Market Funds
Federated Government Obligations Fund - Institutional Shares (7 day yield-2.81%)
(Cost $3,911,220)	3,911,220	3,911,220

TOTAL INVESTMENTS – 103.2%
(Cost $216,935,577)		219,764,206

LIABILITIES LESS CASH AND OTHER ASSETS – (3.2)%		(6,852,949)

NET ASSETS – 100.0%		$212,911,257

ADR - American Depository Receipt

[1]	Non-income producing.

[2]	A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund's Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value.

[3]	All or a portion of these securities were on loan as of September 30, 2022.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.

Tax Information:

As of September 30, 2022, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$106,333,482	$7,367,272	$28,883,338	$21,516,066
Small-Cap Portfolio	218,285,847	1,478,359	20,692,478	19,214,119

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”), under procedures approved by the Trust's Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities and/or foreign securities that were fair valued are noted in the Schedules of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2022. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Micro-Cap Portfolio Common Stocks	$104,301,884	$2,268,032	$0	$106,569,916
Repurchase Agreement	–	6,398,762	–	6,398,762
Money Market Fund/Collateral Received for Securities Loaned	732,076	–	–	732,076
Small-Cap Portfolio
Common Stocks	203,752,797	–	–	203,752,797
Repurchase Agreement	–	12,100,189	–	12,100,189
Money Market Fund/Collateral Received for Securities Loaned	3,911,220	–	–	3,911,220

Level 3 Reconciliation:

	Balance as of 12/31/21	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/22
Micro-Cap Portfolio
Common Stocks	$ 628,264	$ 806,010	$ (3,336,482)	$ 3,514,228	$ 0

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of September 30, 2022, are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of September 30, 2022:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Micro-Cap Portfolio	$732,076	$(711,881)	$20,195
Small-Cap Portfolio	3,911,220	(3,900,885)	10,335

1 The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of September 30, 2022:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Micro-Cap Portfolio	$2,330,931	$(2,277,791)	$53,140

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).